Goodwill - Rollforward (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in intangible assets and goodwill [abstract]
Impairment charge	$ 0
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance – December 31, 2019	5,600,000	$ 0
Additions	5,563,000
Effects of foreign exchange	37,000
Balance – December 31, 2020	$ 5,600,000